SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2024	$ 126,476	$ 422,653
2024		58,438
Thereafter
Total	514,801	$ 481,091	$ 289,425
2023 (remaining)	388,325
Thereafter